Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Current Assets
Prepaid consulting	$ 461,820	$ 930,893	$ 76,663
Insurance	1,094	987	665
Prepaid costs	67,596	27,427
Total	$ 530,510	$ 959,307	$ 77,328